As filed with the Securities and Exchange Commission on November 4, 2016

                                                         File Nos. 333-129005
                                                                   811-21823

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No. ___              [ ]


                           Post-Effective Amendment No. 31              [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No.  32                       [X]

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST V*
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on December 4, 2016 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on [date] pursuant to paragraph (a)(1)
     [ ]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Pioneer U.S. Corporate High Yield Fund, a series of the Registrant.

STATEMENT OF INCORPORATION BY REFERENCE

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-129005) and Amendment No. 29 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-21823) pursuant to Rule 485(a) on July 21, 2016 (Accession Number 0001341256-16-000034) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 4, 2016.

 			PART C - OTHER INFORMATION

Item 28.  Exhibits

       (a)(1)  Amended and Restated Agreement and Declaration of
               Trust (January 12, 2016) (9)
       (a)(2)  Schedule A and Schedule B to Amended and Restated Agreement
               and Declaration of Trust (July 12, 2106) (9)
       (a)(3)  Certificate of Trust (1)
       (b)     Amended and Restated By-Laws (5)
       (c)     Amended and Restated Declaration of Trust and Amended and
               Restated By-Laws cited under Items 23(a)(1) and 23(b)
       (d)(1)  Amended and Restated Management Agreement
               (November 12, 2013) (9)
       (e)(1)  Amended Underwriting Agreement (3)
       (e)(2)  Dealer Sales Agreement (4)
       (f)     None
       (g)(1)  Custodian Agreement (3)
       (g)(2)  Amended Appendix A to Custodian Agreement
               (December 10, 2014) (7)
       (g)(3)  Amendment to Custodian Agreement (May 31, 2016) (9)
       (h)(1)  Transfer Agency Agreement (November 2, 2015) (9)
       (h)(2)  Amended and Restated Administration Agreement
               (August 1, 2014) (7)
       (h)(3)  Administrative Agency Agreement, dated as of March 5, 2012,
	       between Brown Brothers Harriman & Co. and Pioneer Investment
               Management, Inc. (6)
       (h)(4)  Amendment A to Administrative Agency Agreement
               (December 10, 2014) (7)
       (h)(5)  Appendix A to Administrative Agency Agreement
               (April 1, 2016) (9)
       (h)(6)  Expense Limit Agreement (July 12, 2016) (9)
       (i)(1)  Opinion of Counsel with respect to legality of shares issued by
               Pioneer Global Equity Fund (formerly known as Pioneer Global
               Select Equity Fund) (2)
       (i)(2)  Opinion of Counsel with respect to legality of shares issued by
               Pioneer High Income Municipal Fund (3)
       (j)     Consent of Independent Registered Public Accounting Firm (*)
       (k)     None
       (l)(1)  Share Purchase Agreement - Pioneer Global Equity Fund (formerly known as Pioneer Global Select Equity Fund) (2)
       (l)(2)  Share Purchase Agreement - Pioneer High Income Municipal
               Fund (3)
       (m)     Pioneer Funds Distribution Plan dated February 1, 2008
               (as amended November 10, 2014); Appendix A and Appendix B to
               Pioneer Funds Distribution Plan (April 1, 2015) (8)
       (n)(1)  Multiple Class Plan Pursuant to Rule 18f-3 - Pioneer Global
               Equity Fund (formerly known as Pioneer Global Select
               Equity Fund) (2)
       (n)(2)  Multiple Class Plan Pursuant to Rule 18f-3 - Pioneer High Income
               Municipal Fund (3)
       (n)(3)  Multiple Class Plan Pursuant to Rule 18f-3 - Pioneer Long/Short
               Global Bond Fund (7)
       (n)(4)  Multiple Class Plan Pursuant to Rule 18f-3 - Pioneer Long/Short
               Opportunistic Credit Fund (7)
       (o)     Not applicable
       (p)     Code of Ethics for Pioneer Funds, Pioneer Funds
               Distributor, Inc., Pioneer Institutional Asset Management, Inc.
               and Pioneer Investment Management, Inc.
               (September 20, 2013) (7)
       N/A     Power of Attorney (November 17, 2014) (7)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the registrant's initial registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the Securities and Exchange Commission (the "SEC") on October 14, 2005 (Accession No. 0001341256-05-000004).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 14, 2005 (Accession No. 0001341256-05-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on October 10, 2006 (Accession No. 0001341256-06-000015).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 27, 2007 (Accession No. 0001341256-07-000014).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 7 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on October 31, 2008 (Accession No. 0001341256-08-000032).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 14 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 21, 2012 (Accession No. 0001341256-12-000006).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 21 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 23, 2014 (Accession No. 0001341256-14-000024).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 26 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 23, 2015 (Accession No. 0001341256-15-000020).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on July 21, 2016 (Accession No. 0001341256-16-000034).

(*) To be filed by amendment.

Item 29.  Persons Controlled by or Under Common Control with the Trust

     None.


Item 30.  Indemnification

     Except for the Trust's Amended and Restated Agreement and Declaration of Trust (the "Declaration"), establishing the Trust as a stautory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 31.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Trust, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.


Item 32. Principal Underwriters

          (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies:

			Pioneer Asset Allocation Trust
                        Pioneer Bond Fund
                        Pioneer Emerging Markets Fund
                        Pioneer Equity Income Fund
                        Pioneer Fund
                        Pioneer High Yield Fund
                        Pioneer ILS Interval Fund
                        Pioneer Mid Cap Value Fund
                        Pioneer Money Market Trust
                        Pioneer Real Estate Shares
                        Pioneer Series Trust II
                        Pioneer Series Trust III
                        Pioneer Series Trust IV
                        Pioneer Series Trust V
                        Pioneer Series Trust VI
                        Pioneer Series Trust VII
                        Pioneer Series Trust VIII
                        Pioneer Series Trust X
                        Pioneer Series Trust XI
                        Pioneer Series Trust XII
                        Pioneer Short Term Income Fund
                        Pioneer Strategic Income Fund
                        Pioneer Variable Contracts Trust

         (b)     Directors and executive officers of Pioneer Funds Distributor,
                 Inc.:

                         POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                WITH FUND

Mark Spina               President		         None

Lisa M. Jones            Director, Chairman	         President
                         and Chief Executive Officer

Tracy L. Connelly        Senior Vice President and
                         Chief Operations Officer        None

Gregg Dooling            Chief Financial Officer         None

John M. Malone           Vice President and
                         Chief Compliance Officer        None

Patrick D. Grecco        Vice President and Controller   None

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.


Item 33.  Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

	(a)	Registrant:
		60 State Street
		Boston, Massachusetts 02109

	(b)	Investment adviser and administrator:
		Pioneer Investment Management, Inc.
		60 State Street
		Boston, Massachusetts 02109

	(c)	Principal underwriter:
		Pioneer Funds Distributor, Inc.
		60 State Street
		Boston, Massachusetts 02109

	(d) 	Custodian and sub-administrator:
		Brown Brothers Harriman & Co.
		50 Post Office Square
		Boston, Massachusetts 02110

	(e)	Shareholder servicing and transfer agent:
		Boston Financial Data Services, Inc.
		2000 Crown Colony Drive
		Quincy, MA 02169

Item 34.  Management Services

     Not applicable.


Item 35.  Undertakings

     Not applicable.

                                SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 4th day of November, 2016.

                                             PIONEER SERIES TRUST V

				        By: /s/ Lisa M. Jones
                                            ----------------------------
                                            Lisa M. Jones
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 4, 2016:

        Signature                       Title


        /s/ Lisa M. Jones        	President (Principal Executive Officer)
        -------------------
        Lisa M. Jones


	Mark E. Bradley*                Treasurer (Principal Financial and
        Mark E. Bradley                 Accounting Officer)


        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


	Thomas J. Perna*		Chairman of the Board
	Thomas J. Perna			and Trustee


	Marguerite A. Piret*		Trustee
	Marguerite A. Piret


	Fred J. Ricciardi*		Trustee
	Fred J. Ricciardi


	Kenneth J. Taubes*		Trustee
	Kenneth J. Taubes



  *By: /s/ Lisa M. Jones                Dated: November 4, 2016
       -------------------
       Lisa M. Jones
       Attorney-in-fact